Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Jul. 28, 2016
Supplement [Text Block]	baif_SupplementTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated January 27, 2017 to the

Blackstone Alternative Multi-Strategy Fund

Prospectus and Statement of Additional Information,

each dated July 28, 2016

Removal of Sub-Adviser

Effective as of January 25, 2017, Wellington Management Company LLP (“Wellington”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by Wellington have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or BAIA may manage such assets directly. Therefore, all references to Wellington in the Fund’s Prospectus and Statement of Additional Information are hereby removed.

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	baif_SupplementTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated January 27, 2017 to the

Blackstone Alternative Multi-Strategy Fund

Prospectus and Statement of Additional Information,

each dated July 28, 2016

Removal of Sub-Adviser

Effective as of January 25, 2017, Wellington Management Company LLP (“Wellington”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by Wellington have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or BAIA may manage such assets directly. Therefore, all references to Wellington in the Fund’s Prospectus and Statement of Additional Information are hereby removed.